Pension And Postretirement Benefit Costs (Schedule Of Amounts Recognized In The Balance Sheet) (Details) (Postretirement Benefits [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	$ (1,630,000)	$ (1,600,000)
Noncurrent liability	(36,262,992)	(33,327,243)
Net amount recognized	$ (37,892,992)	$ (34,927,243)